Revenue from Contracts with Customers - Summary of Revenue Recognized (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unsatisfied performance obligations [member]
Disclosure of revenue that was included in contract liability [line items]
Revenue that was included in contract liability balance at beginning of period	¥ 10,400	¥ 11,182
Virtual credits [member]
Disclosure of revenue that was included in contract liability [line items]
Revenue that was included in contract liability balance at beginning of period	¥ 10,850	¥ 9,349